Rule 497(e)

File Nos. 333-158546;

811-03972

FUTUREFUNDS SELECT SERIES ACCOUNT

A Group Fixed and Variable Deferred Annuity Contract

Issued by Great-West Life & Annuity Insurance Company

Supplement dated September 24, 2012 to the Prospectus and Statement of Additional

Information dated May 1, 2012

This Supplement amends certain information contained in the Prospectus dated May 1, 2012.

Effective on or about September 24, 2012, GW Capital Management (doing business as Maxim Capital Management (MCM)) will be renamed Great-West Capital Management (GWCM). Therefore all references to MCM in the Prospectus and Statement of Additional Information dated May 1, 2012 are hereby deleted and replaced with GWCM.

Effective on or about September 24, 2012, Maxim Series Fund, Inc. will be renamed Great-West Funds, Inc. Therefore, all references to Maxim Series Fund, Inc. in the Prospectus and Statement of Additional Information dated May 1, 2012 are hereby deleted and replaced with Great-West Funds, Inc.

Effective on or about September 24, 2012, all funds within the former Maxim Series Fund, Inc. will be renamed, replacing ‘Maxim’ with ‘Great-West’ among other changes. The following portfolios available in the Prospectus have been changed, and all references to the Old Names in the Prospectus and Statement of Additional Information are hereby deleted and replaced with the New Names:

OLD NAME	NEW NAME
Maxim Ariel MidCap Value Portfolio	Great-West Ariel Mid Cap Value Fund
Maxim Ariel Small-Cap Value Portfolio	Great-West Ariel Small Cap Value Fund
Maxim Bond Index Portfolio	Great-West Bond Index Fund
Maxim Invesco ADR Portfolio	Great-West Invesco ADR Fund
Maxim Janus Large Cap Growth Portfolio	Great-West Janus Large Cap Growth Fund
Maxim Lifetime 2015 Portfolio I	Great-West Lifetime 2015 Fund I
Maxim Lifetime 2025 Portfolio I	Great-West Lifetime 2025 Fund I
Maxim Lifetime 2035 Portfolio I	Great-West Lifetime 2035 Fund I
Maxim Lifetime 2045 Portfolio I	Great-West Lifetime 2045 Fund I
Maxim Lifetime 2055 Portfolio I	Great-West Lifetime 2055 Fund I
Maxim Lifetime 2015 Portfolio II	Great-West Lifetime 2015 Fund II
Maxim Lifetime 2025 Portfolio II	Great-West Lifetime 2025 Fund II
Maxim Lifetime 2035 Portfolio II	Great-West Lifetime 2035 Fund II
Maxim Lifetime 2045 Portfolio II	Great-West Lifetime 2045 Fund II

Maxim Lifetime 2055 Portfolio II	Great-West Lifetime 2055 Fund II
Maxim Lifetime 2015 Portfolio III	Great-West Lifetime 2015 Fund III
Maxim Lifetime 2025 Portfolio III	Great-West Lifetime 2025 Fund III
Maxim Lifetime 2035 Portfolio III	Great-West Lifetime 2035 Fund III
Maxim Lifetime 2045 Portfolio III	Great-West Lifetime 2045 Fund III
Maxim Lifetime 2055 Portfolio III	Great-West Lifetime 2055 Fund III
Maxim Loomis Sayles Bond Portfolio	Great-West Loomis Sayles Bond Fund
Maxim Loomis Sayles Small-Cap Value Portfolio	Great-West Loomis Sayles Small Cap Value Fund
Maxim MFS International Value Portfolio	Great-West MFS International Value Fund
Maxim Money Market Portfolio	Great-West Money Market Fund
Maxim S&P 600 Index Portfolio	Great-West S&P Small Cap 600 Index Fund
Maxim Small-Cap Growth Portfolio	Great-West Small Cap Growth Fund
Maxim Stock Index Portfolio	Great-West Stock Index Fund
Maxim T. Rowe Price Equity/Income Portfolio	Great-West T. Rowe Price Equity Income Fund
Maxim T. Rowe Price MidCap Growth Portfolio	Great-West T. Rowe Price Mid Cap Growth Fund
Maxim U.S. Government Mortgage Securities Portfolio	Great-West U.S. Government Mortgage Securities Fund
Maxim Aggressive Profile I Portfolio	Great-West Aggressive Profile I Fund
Maxim Conservative Profile I Portfolio	Great-West Conservative Profile I Fund
Maxim Moderate Profile I Portfolio	Great-West Moderate Profile I Fund
Maxim Moderately Aggressive Profile I Portfolio	Great-West Moderately Aggressive Profile I Fund
Maxim Moderately Conservative Profile I Portfolio	Great-West Moderately Conservative Profile I Fund

Aside from the changes detailed above, the terms of your contract are not affected in any manner, and no other changes are being made to your contract.

This Supplement must be accompanied by, or read in conjunction with, the Prospectus and

Statement of Additional Information, dated May 1, 2012.

Please read this Supplement carefully and retain it for future reference.